LINES OF CREDIT AND FHLB ADVANCES	12 Months Ended
Dec. 31, 2018
LINES OF CREDIT AND FHLB ADVANCES [Abstract]
LINES OF CREDIT AND FHLB ADVANCES
NOTE J - LINES OF CREDIT AND FHLB ADVANCES

At December 31, 2018, the Bank had available three unsecured federal funds lines of credit totaling $15,500,000 borrowing capacity on a short term basis. There were no borrowings outstanding against these credit lines at December 31, 2018 and December 31, 2017. These lines are subject to annual renewals and have varying interest rates. The Bank also has a $10,000,000 reverse repurchase agreement available. The Bank has available with The Federal Home Loan Bank of Atlanta (“FHLB”), a line of credit equal to 25% of the Bank’s total assets. This credit line is secured by loans secured by real estate and FHLB stock. Rates and terms may be fixed or variable and are determined at the time advances on the credit line are made. At December 31, 2018 and December 31, 2017, the Bank had outstanding advances of $16,100,000 and $23,600,000 respectively.  Some advances have call features, which may be exercised on specific dates at the discretion of the FHLB.  At December 31, 2018 and December 31, 2017, the Bank had a letter of credit in the amount of $11,000,000 and $5,000,000 respectively. The letter of credit was established in 2017 to pledge as collateral for public deposits that exceed the limits insured by the Federal Deposit Insurance Corporation.  In previous years, the Company pledged its investment securities as collateral for these public deposits.  Pursuant to collateral agreements with the FHLB at December 31, 2018, advances and letters of credit are secured by loans with a carrying amount of approximately $129,219,000, from which the FHLB provides a total credit line of $84,096,000.

At December 31, the scheduled maturities of advances from the FHLB are as follows:

		Dollars in thousands
Maturity Date	Interest Rates	December 31, 2018	December 31, 2017
1/29/2018	1.41%	$-	$3,500
2/05/2018	1.27%	-	4,000
3/29/2018	1.88%	-	2,000
2/22/2019	1.17%	10,000	10,000
4/03/2019	2.34%	2,000	-
4/23/2019	1.75%	2,100	2,100
8/23/2028	2.02%	2,000	2,000
	Total	$16,100	$23,600

The letter of credit from the FHLB in the amount of $11,000,000 matures on December 19, 2019. As of December 31, 2018, the letter of credit has not been funded.